ClearBridge Equity Income Fund
ClearBridge Equity Income Fund
Investment objectives
The fund’s primary investment objective is to provide a high level of current income.
Long-term capital appreciation is its secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 23 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 60 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Class 1 shares of the fund are not available for purchases or incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ClearBridge Equity Income Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none	none		[1]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[2]	5.00%	1.00%	none	none	none	none	none		[1]
Small account fee ($)	[3]	15		15	15	none	none	none	none	none	15
[1]	N/A
[2]	Generally,
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses ClearBridge Equity Income Fund		Class A	Class B	Class C	Class FI		Class R	Class R1		Class I	Class IS		Class 1
Management fees		0.72%	0.72%	0.72%	0.72%		0.72%	0.72%		0.72%	0.72%		0.72%
Distribution and service (12b-1) fees		0.25%	0.75%	1.00%	0.25%		0.50%	1.00%		none	none		none
Other expenses		0.27%	0.47%	0.21%	0.35%	[1]	0.35%	0.35%	[1]	0.10%	0.03%	[1]	0.23%
Total annual fund operating expenses		1.24%	1.94%	1.93%	1.32%		1.57%	2.07%		0.82%	0.75%		0.95%
Fees waived and/or expenses reimbursed	[2]	(0.09%)	(0.12%)		(0.07%)		(0.07%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.15%	1.82%	1.93%	1.25%		1.50%	2.07%		0.82%	0.75%		0.95%
[1]	"Other expenses" for Class FI, Class R1 and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.82% for Class B shares, 1.95% for Class C shares and 0.83% for Class I shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. In addition, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.20% for Class A shares, 2.20% for Class B shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 2.10% for Class R1 shares and 1.00% for Class I shares. Total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares are not expected to exceed total annual fund operating expenses for Class A shares. These arrangements are effective as of January 1, 2014 for Class A, Class B, Class C and Class I shares and cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ClearBridge Equity Income Fund (USD $)		1 year	3 years	5 years	10 years
Class A	[1]	687	939	1,210	1,982
Class B	[1]	689	901	1,139	2,075
Class C	[1]	296	606	1,042	2,254
Class FI		127	411	716	1,583
Class R		153	489	849	1,861
Class R1		210	649	1,114	2,401
Class I	[1]	84	262	456	1,015
Class IS		77	240	417	930
Class 1		97	303	526	1,167
[1]	The expenses shown in the table reflect the expense limit applicable to the class during the period such limit is in effect.

Number of years you own your shares ($)
Expense Example, No Redemption ClearBridge Equity Income Fund (USD $)		1 year	3 years	5 years	10 years
Class A	[1]	687	939	1,210	1,982
Class B	[1]	189	601	1,039	2,075
Class C	[1]	196	606	1,042	2,254
Class FI		127	411	716	1,583
Class R		153	489	849	1,861
Class R1		210	649	1,114	2,401
Class I	[1]	84	262	456	1,015
Class IS		77	240	417	930
Class 1		97	303	526	1,167
[1]	The expenses shown in the table reflect the expense limit applicable to the class during the period such limit is in effect.

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal investment strategies
Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund's portfolio will consist of equity securities that pay dividends.

The fund may invest up to 50% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as "multi-national companies") and other foreign issuers with market capitalizations generally of at least $10 billion.

The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time. The fund may invest in issuers of any size.

The fund may invest up to 20% of its net assets in fixed income securities. The fund may invest in fixed income securities of any quality, including lower-rated, high-yielding debt securities (commonly known as "junk bonds"). The fund may invest in fixed income securities when the portfolio managers believe such securities provide attractive income opportunities.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Dividend-paying stock risk. The fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Portfolio turnover risk. Active and frequent trading may increase a shareholder's tax liability and transaction costs, which could detract from fund performance.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year of Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 14.65 Worst quarter (12/31/2008): (21.12)
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns ClearBridge Equity Income Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		6.98%	0.66%		7.03%
Class A Return after taxes on distributions		6.20%	(0.54%)		5.36%
Class A Return after taxes on distributions and sale of fund shares		4.52%	(0.19%)		5.21%
Class B		7.80%	1.17%		7.26%
Class C		11.67%	1.06%		6.84%
Class I		13.89%	2.16%		8.03%
Class 1	[1]	13.85%		[2]		[2]	7.51%	Apr. 29, 2011
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)		17.55%	0.83%		7.54%
[1]	For Class 1 shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total return of the Russell 3000 Value Index was 4.45%.
[2]	N/A

Prior to December 7, 2009, the fund followed different investment strategies under the name “Legg Mason ClearBridge Capital and Income Fund.”

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.